Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	72,598	71,770
Revenues [Abstract]
Vessel revenue-related party pools	$ 114,866	$ 72,470
Total vessel revenue	114,866	72,470
Operating Expenses [Abstract]
Voyage expenses	288	132
Voyage expense- related party	0	147
Vessel operating costs	43,947	36,533
Vessel operating costs-related party	7,930	6,334
Charterhire expense	2,047	3,646
Vessel depreciation	27,895	23,599
General and administrative expenses	12,208	11,893
General and administrative expenses-related party	4,032	3,391
Loss / write down on assets held for sale	0	(17,355)
Loss / write down on assets held for sale-related party	0	(347)
Total operating expenses	98,347	103,377
Operating income (loss)	16,519	(30,907)
Other Income (expense) [Abstract]
Interest income	429	615
Foreign exchange loss	(42)	(186)
Financial expense, net	21,877	17,504
Total other loss	(21,490)	(17,075)
Net loss	$ (4,971)	$ (47,982)
Earnings Per Share, Basic	$ (0.07)	$ (0.67)
Earnings Per Share, Diluted	$ (0.07)	$ (0.67)